Contractual Obligations, Commercial Commitments and Contingencies (Narrative) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Debt Obligation on 4.9% Equity Ownership [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.90%
Equity ownership interest aggregate cost	$ 66.4
Electric Generation Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Debt obligation	$ 1,354.7
Other OVEC Member [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Equity ownership interest	4.85%